Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Entity Registrant Name	Molecular Data Inc.
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2019
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Central Index Key	0001758736
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	310,627,023
Common Class A
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	255,807,290
Common Class B
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	54,819,733